ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (353,433)	$ (49,781)	¥ (376,069)	¥ (621,025)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other non-current liabilities	5,245	739	(1,537)	(2,199)
Net cash used in operating activities	(447,244)	(62,993)	(23,152)	(688,837)
Investing activities:
Purchase of short-term investments	(914,326)	(128,780)	(1,268,925)	(1,832,427)
Proceeds from sale or maturity of short-term investments	1,074,246	151,303	1,254,463	1,957,801
Net cash provided (used in) by investing activities	151,743	21,372	(47,173)	60,138
Financing activities:
Proceeds from ordinary shareholders	223	31	274	2,918
Payment for share repurchase				(5,887)
Net cash provided by financing activities	205,978	29,011	22,735	74,339
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3,720)	(524)	3,709	(3,502)
Net decrease in cash and cash equivalents, and restricted cash	(93,243)	(13,134)	(43,881)	(557,862)
Cash and cash equivalents, and restricted cash at the beginning of the year	716,791	100,958	760,672	1,318,534
Cash and cash equivalents, and restricted cash at the end of the year	623,548	87,824	716,791	760,672
Parent
Operating activities:
Net loss	(392,693)	(55,311)	(416,878)	(669,810)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and former VIE	378,708	53,341	401,262	664,834
Other current liabilities	5,007	705	5,870	(128)
Other non-current liabilities			(1,537)	(2,199)
Net cash used in operating activities	(8,978)	(1,265)	(11,283)	(7,303)
Investing activities:
Purchase of short-term investments			(18,925)	(32,427)
Proceeds from sale or maturity of short-term investments	57,434	8,090
Net cash provided (used in) by investing activities	57,434	8,090	(18,925)	(32,427)
Financing activities:
Proceeds from ordinary shareholders	223	31	274	2,918
Proceeds of loan from subsidiaries	167,414	23,580	19,010	41,937
Payment for loan from subsidiaries	(54,229)	(7,638)
Payment for share repurchase				(5,887)
Net cash provided by financing activities	113,408	15,973	19,284	38,968
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	205	29	2,854	(991)
Net decrease in cash and cash equivalents, and restricted cash	162,069	22,827	(8,070)	(1,753)
Cash and cash equivalents, and restricted cash at the beginning of the year	4,873	686	12,943	14,696
Cash and cash equivalents, and restricted cash at the end of the year	¥ 166,942	$ 23,513	¥ 4,873	¥ 12,943